Borrowings - Schedule of Long-Term Borrowings (Details) - USD ($)		6 Months Ended
		Sep. 30, 2025	Mar. 31, 2025
Schedule of Long-Term Borrowings [Line Items]
Total long-term borrowings		$ 12,045,295	$ 7,208,303
Current portion of long-term borrowings		5,569,153	706,531
Non-current portion of long-term borrowings		$ 6,476,142	6,501,772
Japan Finance Corporation [Member]
Schedule of Long-Term Borrowings [Line Items]
Maturity	[1]	April 2026
Interest Rate	[1]	3.20%
Total long-term borrowings	[1]	$ 1,224,779	1,255,660
BOT Lease Co., Ltd. [Member]
Schedule of Long-Term Borrowings [Line Items]
Maturity	[2]	March 2028
Interest Rate	[2]	TIBOR (3M) + 6.0%
Total long-term borrowings	[2]	$ 1,351,600	1,331,000
MUFG Bank [Member]
Schedule of Long-Term Borrowings [Line Items]
Maturity	[3]	August 2026
Interest Rate	[3]	TIBOR (3M) + 0.8%
Total long-term borrowings	[3]	$ 4,089,517	4,192,650
The Hong Kong and Shanghai Banking Corporation Limited [Member]
Schedule of Long-Term Borrowings [Line Items]
Maturity	[4]	July 2024 – February 2033
Interest Rate	[4]	2.750% - 3.375%
Total long-term borrowings	[4]	$ 512,295	345,303
DFL-Shutoken Leasing (Hong Kong) Company Limited [Member]
Schedule of Long-Term Borrowings [Line Items]
Maturity		June 2024 – October 2025
Interest Rate		2.990%
Total long-term borrowings		$ 28,326	83,690
Kyrin Starway Limited [Member]
Schedule of Long-Term Borrowings [Line Items]
Maturity	[5]	No Maturity Date
Interest Rate	[5]	4.68%
Total long-term borrowings	[5]	$ 4,838,778

[1]	The Company made multiple loan extensions with the bank with a new maturity date of April 30, 2026.
[2]	The loan bears an interest rate of TIBOR (3M)+6.0% (in the case EBITDA exceeds ¥0) or TIBOR (3M)+0.7% (in the case EBITDA is ¥0 or less).
[3]	In connection with the Company’s bank borrowings from MUFG Bank, the Company pledged a piece of land of 16,165 square feet with a carrying value of ¥340.1 million (approximately $2.3 million) as of September 30, 2025 as collateral to safeguard the loan.
[4]	Guaranteed by Mr. Kanayama.
[5]	On June 27, 2025, the Company entered into a revolving loan facility agreement with the borrower, pursuant to which the Company obtained a revolving loan facility in the amount of approximately $12.9 million (HK$100.0 million) for a period of five years since the date of the agreement, at the interest rate of 4.68%. As of September 30, 2025, the Company borrowed an aggregated of HK$37.7 million (approximately $4.8 million) under the facilities. As of the date of this report, the Company has borrowed additional HK$7.1 million (approximately $0.9 million) under the agreement.